2. Presentation of Financial Statements and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Presentation Of Financial Statements And Summary Of Significant Accounting Policies Tables
Foreign subsidiaries
Subsidiary	Functional currency	Location

Oxiteno México S.A. de C.V.	Mexican Peso	Mexico
Oxiteno Servicios Corporativos S.A. de C.V.	Mexican Peso	Mexico
Oxiteno Servicios Industriales de C.V.	Mexican Peso	Mexico
Oxiteno USA LLC	U.S. Dollar	United States
Oxiteno Uruguay S.A. (i)	U.S. Dollar	Uruguay
Oxiteno Andina, C.A. (ii)	Bolivar	Venezuela

Adoption of pronouncesments issued
Effective date
• IAS 7 – Disclosure Initiative – Amendments to IAS 7: clarifications made by the IASB related to liabilities arising from financing activities (see Note 14.a).	2017
• IAS 12 – Recognition of Deferred Tax Assets for Unrealised Losses – Amendments to IAS 12: clarifications made by the IASB on the recognition of deferred tax assets on unrealised losses.	2017

Effective date
• IFRS 9 – Financial instrument classification and measurement: includes new requirements for the classification and measurement of financial assets and liabilities, derecognition requirements, new impairment methodology for financial instruments, and new hedge accounting guidance.	2018
• IFRS 15 - Revenue from contracts with customers: establish the principles of nature, amount, timing and uncertainty of revenue and cash flow arising from a contract with a customer.	2018
• IFRS 16 - Lease: requires lessees record, in the financial statements, a liability reflecting future payments of a lease and the right to use an asset for the lease contracts, except for certain short-term leases and low asset value contracts. The criteria for recognition and measurement of leases in the financial statements of lessors are substantially maintained.	2019

Impacts of adoption
As of December 31, 2017

Balance sheet	As disclosed	IFRS 9 (1) adoption	IFRS 15 (2) adoption	After adoption IFRS 9 and 15

Current assets	15,201,291	(173,314)	-	15,027,977
Non-current assets	13,139,031	-	-	13,139,031
Total assets	28,340,322	(173,314)	-	28,167,008

Current liabilities	7,013,988	-	-	7,013,988
Non-current liabilities	11,605,502	(58,927)	-	11,546,575
Shareholder’s equity	9,720,832	(114,387)	-	9,606,445
Total liabilities and shareholders' equity	28,340,322	(173,314)	-	28,167,008

Income statements

Net revenue from sales and services	80,007,422	-	(463,049)	79,544,373
Cost of products and services sold	(72,735,781)	-	-	(72,735,781)
Selling and marketing expenses	(2,885,311)	(51,751)	463,049	(2,474,013)
General and administrative expenses	(1,576,528)	-	-	(1,576,528)
Financial result, net	(474,296)	-	-	(474,296)
Income tax and social contribution	(839,429)	17,595	-	(821,834)
Net income for the year	1,573,868	(34,156)	-	1,539,712

Earnings per share - basic	2.9056	(0.0630)	-	2.8426
Earnings per share - diluted	2.8847	(0.0626)	-	2.8221